Interest Rate Swap Agreements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013 Agreement	Mar. 31, 2012	Dec. 31, 2012 Agreement	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Number of interest rate swap agreements	3		3
Changes in fair values are reclassified from accumulated other comprehensive income (loss) into earnings	$ 1,412	$ 3,107	$ 12,979	$ 15,929	$ 11,771
Losses accumulated in other comprehensive income related to a previously terminated interest rate swap agreement			18,147
Amortized interest expenses related to a previously terminated interest rate swap agreement		$ 988	$ 2,470	$ 4,236	$ 4,633